INTANGIBLE ASSETS	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
INTANGIBLE ASSETS

12 INTANGIBLE ASSETS

	Technology	Brand name	Customer relationship	Total
	USD	USD	USD	USD
Cost	-	-	-	-
At April 1, 2024, March 31, 2025 and April 1, 2025
Arising on acquisition of subsidiaries (note 27)	4,530,000	1,800,000	710,000	7,040,000
At March 31, 2026	4,530,000	1,800,000	710,000	7,040,000
Accumulated amortization
At April 1, 2024, March 31, 2025 and April 1, 2025	-	-	-	-
Amortization	(331,413)	(37,973)	(40,749)	(410,135)
At March 31, 2026	(331,413)	(37,973)	(40,749)	(410,135)
Carrying amount
At March 31, 2025	-	-	-	-
At March 31, 2026	4,198,587	1,762,027	669,251	6,629,865

The above intangible assets have finite useful lives. Such intangible assets are amortized on a straight-line basis over the following periods:

Technology	5 years
Brand name	10 years
Customer relationship	5 - 7 years